UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  53 Forest Avenue
          Third Floor
          Old Greenwich, Connecticut 06870

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 698-9400


Signature, Place and Date of Signing:

/s/ John Hock                    Old Greenwich, CT             May 14, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  $141,748
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

                                            FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2         COLUMN 3    COLUMN 4        COLUMN 5     COLUMN 6       COLUMN 7       COLUMN 8
                                                           VALUE       SHRS OR SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS       CUSIP       (X$1000)    PRN AMT PRN CALL DISCRETION   MANAGERS  SOLE  SHARED  NONE

AES CORP                        COM            00130H105   3,105,478   548,600  SHS     SOLE         NONE    548,600
AOL TIME WARNER INC             COM            00184A105     572,920    38,600  SHS     SOLE         NONE     38,600
BANCA INTESA SPA ORD            COM             55991103      65,934    18,000  SHS     SOLE         NONE     18,000
BOSTON SCIENTIFIC CORP          COM            101137107   3,727,126   236,700  SHS     SOLE         NONE    236,700
BRISTOL MYERS SQUIBB CO         COM            110122108   4,693,857   184,200  SHS     SOLE         NONE    184,200
CABLEVISION SYS CORP            CL A NY CABLVS 12686C109   1,333,626    62,500  SHS     SOLE         NONE     62,500
CATERPILLAR INC DEL             COM            149123101   1,826,518    50,900  SHS     SOLE         NONE     50,900
CENDANT CORP                    COM            151313103   2,436,742   200,000  SHS     SOLE         NONE    200,000
CHUBB CORP                      COM            171232101   1,123,902    24,300  SHS     SOLE         NONE     24,300
CITIGROUP INC                   COM            172967101   2,713,127    87,300  SHS     SOLE         NONE     87,300
CLEAR CHANNEL COMMUNICATIONS    COM            184502102     613,022    19,000  SHS     SOLE         NONE     19,000
CLOROX CO DEL                   COM            189054109     911,811    33,300  SHS     SOLE         NONE     33,000
COCA COLA CO                    COM            191216100     708,432    21,600  SHS     SOLE         NONE     21,600
COORS ADOLPH CO                 CL B           217016104     846,868    20,000  SHS     SOLE         NONE     20,000
COSTCO WHSL CORP NEW            COM            22160K105   1,860,549    74,450  SHS     SOLE         NONE     74,450
DISNEY WALT CO                  COM DISNEY     254687106     535,936    37,000  SHS     SOLE         NONE     37,000
DOW CHEM CO                     COM            260543103     944,596    46,000  SHS     SOLE         NONE     46,000
EDP-ELECTRICIDADE DE PORTUGAL   SPONSORED ADR  268353109     155,741    11,700  SHS     SOLE         NONE     11,700
ELAN PLC                        ADR            284131208     480,137    55,000  SHS     SOLE         NONE     55,000
FEDERAL HOME LN MTG CORP        COM            313400301   2,978,796    74,900  SHS     SOLE         NONE     74,900
FIDELITY NATL FINL INC          COM            316326107   2,719,086   164,300  SHS     SOLE         NONE    164,300
FLUOR CORP NEW                  COM            343412102   3,922,151   152,500  SHS     SOLE         NONE    152,500
FORD MTR CO DEL                 COM PAR $0.01  345370860     610,587    59,000  SHS     SOLE         NONE     59,000
FRANKLIN RES INC                COM            354613101   2,367,767    90,000  SHS     SOLE         NONE     90,000
FURNITURE BRANDS INTL INC       COM            360921100     892,149    39,000  SHS     SOLE         NONE     39,000
GANNETT INC                     COM            364730101     725,945    15,200  SHS     SOLE         NONE     15,200
GENUINE PARTS CO                COM            372460105     346,167    15,000  SHS     SOLE         NONE     15,000
GRUPPO EDITORIALE L ESPRS       COM             281990200     65,800    14,000  SHS     SOLE         NONE     14,000
GRUPO TELEVISA SA DE CV         SP ADR REP ORD 40049J206     608,887    20,000  SHS     SOLE         NONE     20,000
HOME DEPOT INC                  COM            437076102     381,339    12,500  SHS     SOLE         NONE     12,500
IMCLONE SYS INC                 COM            45245W109   3,005,130   194,000  SHS     SOLE         NONE    194,000
J P MORGAN CHASE & CO           COM            46625H100   2,039,348    91,150  SHS     SOLE         NONE     91,150
JEFFERSON PILOT CORP            COM            475070108   3,719,699   118,350  SHS     SOLE         NONE    118,350
KINGFISHER GBP 0.1375 POS       COM            9EQ03JT99      50,813    12,500  SHS     SOLE         NONE     12,500
KNIGHT RIDDER INC               COM            499040103     503,514    11,680  SHS     SOLE         NONE     11,680
KOREA TELECOM                   SPONSORED ADR  50063P103   5,711,888   378,200  SHS     SOLE         NONE    378,200
KROGER CO                       COM            501044101   5,061,108   362,700  SHS     SOLE         NONE    362,700
LIBERTY MEDIA CORP NEW          COM SER A      530718105     688,560    86,800  SHS     SOLE         NONE     86,800
LOCKHEED MARTIN CORP            COM            539830109     332,456     9,200  SHS     SOLE         NONE      9,200
MASSEY ENERGY CORP              COM            576206106   3,333,834   311,200  SHS     SOLE         NONE    311,200
MCDONALDS CORP                  COM            580135101   6,823,799   390,200  SHS     SOLE         NONE    390,200
MCKESSON CORP                   COM            58155Q103   5,806,680   246,500  SHS     SOLE         NONE    246,500
MICROSOFT CORP                  COM            594918104     554,501    14,650  SHS     SOLE         NONE     14,650
OUTBACK STEAKHOUSE INC          COM            689899102     976,525    43,500  SHS     SOLE         NONE     43,500
PAYCHEX INC                     COM            704326107   1,100,009    44,150  SHS     SOLE         NONE     44,150
PHARMACIA CORP                  COM            71713U102   1,796,523    63,500  SHS     SOLE         NONE     63,500
PHILIP MORRIS COS INC           COM            718154107   7,330,205   221,450  SHS     SOLE         NONE    221,450
PROCTER & GAMBLE CO             COM            742718109   1,147,751    20,300  SHS     SOLE         NONE     20,300
PROTECTIVE LIFE CORP            COM            743674103  11,579,796   590,600  SHS     SOLE         NONE    590,600
QWEST COMMUNICATIONS INTL INC   COM            749121109   2,872,301   555,883  SHS     SOLE         NONE    555,883
RAYTHEON CO                     COM NEW        755111507   1,675,852    65,050  SHS     SOLE         NONE     65,050
REPUBLIC SVCS INC               COM            760759100   4,103,269   348,700  SHS     SOLE         NONE    348,700
SCMP GROUP LTD.                 COM            837990100     425,125    95,000  SHS     SOLE         NONE     95,000
SMARTONE TELECOMMUNICATIONS     COM            820133874     199,100    22,000  SHS     SOLE         NONE     22,000
SOLECTRON CORP                  COM            834182107     430,777    88,000  SHS     SOLE         NONE     88,000
STORA ENSO CORP                 SPON ADR REP R 86210M106     277,851    34,400  SHS     SOLE         NONE     34,400
TXU CORP                        COM            873168108     416,453    11,850  SHS     SOLE         NONE     11,850
TELEFONOS DE MEXICO S A         SPON ADR ORD L 879403780     565,267    22,300  SHS     SOLE         NONE     22,300
TENET HEALTHCARE CORP           COM            88033G100   1,976,867    47,000  SHS     SOLE         NONE     47,000
TORCHMARK CORP                  COM            891027104   8,597,088   340,000  SHS     SOLE         NONE    340,000
UNISYS CORP                     COM            909214108     797,401   100,600  SHS     SOLE         NONE    100,600
UNIVERSAL COMPRESSION HLDGS     COM            913431102   1,234,342    74,500  SHS     SOLE         NONE     74,500
VERIZON COMMUNICATIONS          COM            92343V104   3,862,373   134,815  SHS     SOLE         NONE    134,815
WACHOVIA CORP 2ND NEW           COM            929903102   3,967,704   170,500  SHS     SOLE         NONE    170,500
WAL MART STORES INC             COM            931142103     676,021    17,575  SHS     SOLE         NONE     17,575
WELLS FARGO & CO NEW            COM            949746101   3,224,300   104,000  SHS     SOLE         NONE    104,000
WRIGLEY WM JR CO                COM            982526105     608,913    18,200  SHS     SOLE         NONE     18,200
                                          Total          141,748,139






03716.0001 #323344